Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,841,000
Previously Paid Amount	0.00
Total Fee Amount	566.93
Total Offset Amount	0.00
Net Fee	566.93
Narrative - Max Aggregate Offering Price	$ 3,841,000
Final Prospectus	true